INVENTORIES	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
INVENTORIES
13	INVENTORIES

	2020	2019
	US$’000	US$’000

Bunkers and other consumables at cost	8,700	12,491
	-	-
Ships reclassified from ships, property, plant and equipment as inventories (Note 14) (a)	42,353	15,932
Sale of ships recognised as inventories (a)	(42,353)	(15,932)

Included in assets of a disposal group held for sale (Note 40) (i)	-	(255)
	8,700	12,236

(i)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

(a)

Ships reclassified from Ships, property, plant and equipment as inventories is reconciled as follows:

	2020	2019
	US$’000	US$’000

Cost	109,501	40,871
Accumulated depreciation	(45,026)	(11,659)
Impairment	(22,122)	(13,280)
Carrying amount	42,353	15,932

On 29 January 2020, 8 April 2020, 4 May 2020 and 16 July 2020, the Group entered into memoranda of agreement with third parties for the sale of a ship at purchase consideration of $9,150,000, $14,100,000, $15,300,000 and $5,090,000 respectively. The ships were delivered to third parties on 28 February 2020, 4 June 2020, 25 June 2020 and the 2 September 2020.

On 2 April 2019 and 23 April 2019, the Group entered into memoranda of agreement with third parties for the sale of a ship at purchase consideration of $7,800,000 and $8,875,000 respectively. The ships were delivered to third parties on 30 April 2019 and the 28 June 2019.